Leases - Other Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Leases
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from finance leases	$ 1	$ 3	$ 4	$ 10	$ 12	$ 30
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from Capitalized Operating leases	1,031	1,043	3,077	3,387	4,193	4,820
Cash paid for amounts included in the measurement of lease liabilities: Financing cash flows from finance leases	50	53	149	158	208	1,070
Right of use assets obtained in exchange for new finance lease liabilities		$ 10,457		10,457	10,080
Right of use assets obtained in exchange for new Capitalized Operating lease liabilities	$ 8,561		$ 8,561
Net ROU remeasurement				$ (9)	$ 9	$ 651
Weighted average remaining lease term - finance leases (in Years)	5 months 1 day	10 years 4 months 24 days	5 months 1 day	10 years 4 months 24 days	1 year 1 month 17 days	2 years 21 days
Weighted average remaining lease term - Capitalized Operating lease (in Years)	10 months 13 days	1 year 8 months 12 days	10 months 13 days	1 year 8 months 12 days	1 year 5 months 23 days	2 years 3 months 29 days
Weighted average discount rate - finance leases	3.57%	3.70%	3.57%	3.70%	3.68%	3.70%
Weighted average discount rate - Capitalized Operating leases	4.16%	4.13%	4.16%	4.13%	4.14%	4.10%